Segment Information (Tables)	12 Months Ended
Nov. 30, 2012
Selected Information for Cruise and Tour and Other Segments

Selected information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2012
North America Cruise Brands (a)	$9,364	$6,240	$949	$898	$1,277	$990	$21,893
EAA Cruise Brands	5,827	4,010	650	561	433 (b)	1,291	15,894
Cruise Support	86	22	114	28	(78)	33	888
Tour and Other (a)	211	154	7	40	10	18	486	(c)
Intersegment elimination (a)	(106)	(106)	-	-	-	-	-

	$15,382	$10,320	$1,720	$1,527	$1,642	$2,332	$39,161

2011
North America Cruise Brands (a)	$8,921	$5,848	$938	$869	$1,266	$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026	1,380	15,626
Cruise Support	90	3	103	31	(47)	68	795
Tour and Other (a)	392	318	21	43	10	16	574	(c)
Intersegment elimination (a)	(114)	(114)	-	-	-	-	-

	$15,793	$10,299	$1,717	$1,522	$2,255	$2,696	$38,637

2010
North America Cruise Brands (a)	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other (a)	403	334	30	41	(2)	19	600	(c)
Intersegment elimination (a)	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

(a)	In 2011 and 2010, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands’ segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

Revenue by Geographic Area, Based on Where Guests are Sourced

Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2012	2011	2010

North America	$7,952	$7,835	$7,467
Europe	5,367	5,961	5,574
Australia and Asia	1,506	1,528	1,063
Others	557	469	365

	$15,382	$15,793	$14,469